Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2019
Basis of Presentation
Schedule of assets measured at fair value

MDKK		June 30, 2019		December 31, 2018
Assets Measured at Fair Value	Note	Level 1	Level 2	Level 1	Level 2

Marketable securities	3	6,368	—	5,573	—

Schedule of impact of the adoption of IFRS 16 on the financial statements

The impact of the adoption of IFRS 16 on the financial statements as of January 1, 2019 is shown in the table and further described below:

January 1,
2019
DKK'000

Operating lease commitments disclosed as at December 31, 2018	183,711
Discounted using the group’s incremental borrowing rate of 3.7%	(42,461)
(Less): short-term leases recognised on a straight- line basis as expense	(2,874)
Add/(less): adjustments as a result of a different treatment of extension and termination options	66,392

Lease liability recognized at January 1, 2019	204,768